Cover	Mar. 09, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 09, 2023
Entity File Number	000-53166
Entity Registrant Name	MusclePharm Corporation
Entity Central Index Key	0001415684
Entity Tax Identification Number	77-0664193
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	7380 S. Eastern Ave.
Entity Address, Address Line Two	Ste. 124-287
Entity Address, City or Town	Las Vegas
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89123
City Area Code	(800)
Local Phone Number	859-3010
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false